Fair Value (Quantitative Information about Level 3 Fair Value Measurements) (Detail) (Fair Value, Measurements, Recurring [Member], JPY ¥) In Millions, unless otherwise specified							6 Months Ended						6 Months Ended									6 Months Ended								6 Months Ended					6 Months Ended				6 Months Ended				6 Months Ended					6 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2012 Level 3 [Member]	Mar. 31, 2012 Level 3 [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member]		Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Monte Carlo Method [Member] Minimum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Monte Carlo Method [Member] Maximum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Return On Equity Method [Member] Minimum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Return On Equity Method [Member] Maximum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Corporate Bonds [Member]		Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Corporate Bonds [Member] Monte Carlo Method [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Corporate Bonds [Member] Monte Carlo Method [Member] Minimum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Corporate Bonds [Member] Monte Carlo Method [Member] Maximum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Corporate Bonds [Member] Discounted Cash Flow [Member] Minimum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Corporate Bonds [Member] Discounted Cash Flow [Member] Maximum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Corporate Bonds [Member] Internal Model [Member] Minimum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Corporate Bonds [Member] Internal Model [Member] Maximum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Sep. 30, 2012
Level 3 [Member]
Trading Securities and Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Discounted Cash Flow [Member]
Minimum [Member]

Sep. 30, 2012
Level 3 [Member]
Trading Securities and Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Discounted Cash Flow [Member]
Maximum [Member]

Sep. 30, 2012
Level 3 [Member]
Trading Securities and Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Model [Member]
Minimum [Member]

Sep. 30, 2012
Level 3 [Member]
Trading Securities and Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Model [Member]
Maximum [Member]
																												Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Other Debt Securities [Member]		Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Other Debt Securities [Member] Return On Equity Method [Member] Minimum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Other Debt Securities [Member] Return On Equity Method [Member] Maximum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Other Debt Securities [Member] Discounted Cash Flow [Member]	Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Interest Rate Contracts [Member]		Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Interest Rate Contracts [Member] Option Model [Member] Minimum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Interest Rate Contracts [Member] Option Model [Member] Maximum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Foreign Exchange Contracts [Member]		Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Foreign Exchange Contracts [Member] Option Model [Member] Minimum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Foreign Exchange Contracts [Member] Option Model [Member] Maximum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Equity Contracts [Member]		Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Equity Contracts [Member] Option Model [Member]	Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Equity Contracts [Member] Option Model [Member] Minimum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Equity Contracts [Member] Option Model [Member] Maximum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Credit Derivatives [Member]		Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Credit Derivatives [Member] Option Model [Member]	Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Credit Derivatives [Member] Option Model [Member] Minimum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Credit Derivatives [Member] Option Model [Member] Maximum [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	¥ 94,613,019	¥ 93,544,851	¥ 1,150,725	¥ 2,878,267	¥ 64,128	[1]					¥ 65,499	[1]								¥ 213,106	[1]							¥ 83,605	[1]
Trading derivatives-net at fair value																																	¥ (35,769)	[1]			¥ 17,633	[1]			¥ (7,731)	[1]				¥ 1,240	[1]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate							35.90%	52.40%						35.90%	45.30%																				35.90%	60.00%			21.10%	69.90%
Fair value inputs, Correlation between interest rates							42.20%	62.90%					62.90%																						28.60%	98.00%			28.20%	80.60%
Fair value inputs, Probability of default									0.10%	4.50%						0.10%	17.20%					0.00%	4.10%	0.00%		92.10%				0.10%	4.50%				0.20%	17.20%			11.10%	17.20%
Fair value inputs, Recovery rate									40.00%	99.00%						14.00%	78.40%					0.00%	30.00%	45.40%		71.70%				40.00%	99.00%				40.00%	50.00%			40.00%	50.00%								36.80%
Fair value inputs, Market-required return on capital									15.00%	17.00%																				15.00%	17.00%
Fair value inputs, Discount factor																0.40%	7.30%					0.80%	1.00%	1.30%		6.40%
Fair value inputs, Liquidity premium																		1.50%	2.50%													0.80%
Fair value inputs, Prepayment rate																						6.20%	15.20%	3.40%		27.10%									0.00%	2.30%
Fair value inputs, Asset correlations																								10.00%		13.00%
Fair value inputs, Blend ratio																								0.00%	[2]	90.00%	[2]
Fair value inputs, Volatility																																			24.00%	39.70%							48.00%
Fair value inputs, Correlation between underlying assets																																							42.70%	85.00%									10.90%	96.30%
Fair value inputs, Correlation between interest rate and equity																																												10.60%	50.00%

[1]	Fair value as of September 30, 2012 excludes the estimated fair value of investments valued using vender prices.
[2]	The fair value is measured by weighting the estimated fair value amounts from internal valuation techniques and the non-binding quotes from independent broker-dealers. The Blend ratio represents the weight of the independent broker-dealer quotes for the fair value.